Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current tax	$ 229,900	$ 158,545	$ 92,209
Deferred tax (benefit) expense	2,792	(8,366)	4,742
Income tax recognized in profit or loss	$ 232,692	$ 150,179	$ 96,951